Financial and capital risk management (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Derivatives settlement cash outflow	$ 579	$ 11	$ 567
Not Designated As Hedging Instruments [Member] | Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Derivatives settlement cash outflow	592	5	476
Not Designated As Hedging Instruments [Member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Derivatives settlement cash outflow	(13)	6	6
Designated As Hedging Instruments [Member] | Derivatives Risk [Member]
IfrsStatementLineItems [Line Items]
Derivatives settlement cash outflow			$ 85